Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Capitalized Fees Not Eliminated in Consolidation	$ 162
Provision for doubtful accounts	18	$ 16	$ 15
Interest Expense [Member]
Significant Accounting Policies [Line Items]
Interest and AFUDC debt (1)	36	8	9
Other Income (Expense) [Member]
Significant Accounting Policies [Line Items]
AFUDC equity (2)	22	12	11
CenterPoint Energy Houston Electric, LLC
Significant Accounting Policies [Line Items]
Provision for doubtful accounts	0	0	1
CenterPoint Energy Houston Electric, LLC | Interest Expense [Member]
Significant Accounting Policies [Line Items]
Interest and AFUDC debt (1)	8	6	6
CenterPoint Energy Houston Electric, LLC | Other Income (Expense) [Member]
Significant Accounting Policies [Line Items]
AFUDC equity (2)	15	10	10
CenterPoint Energy Resources Corp.
Significant Accounting Policies [Line Items]
Capitalized Fees Not Eliminated in Consolidation	20
Provision for doubtful accounts	14	16	13
CenterPoint Energy Resources Corp. | Interest Expense [Member]
Significant Accounting Policies [Line Items]
Interest and AFUDC debt (1)	3	2	2
CenterPoint Energy Resources Corp. | Other Income (Expense) [Member]
Significant Accounting Policies [Line Items]
AFUDC equity (2)	$ 3	$ 2	$ 1